Derivative Financial Instrument - Not Designated as Hedging Instrument - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Derivative financial Instruments Liabilities, Current	$ 1,332	$ 0
Derivative financial Instruments Liabilities, non- Current	1,334	$ 0
Interest Rate Swap | Balance Sheet Location [Member]
Assets
Derivative financial Instruments Asset, Current	0
Derivative financial Instruments Asset, non- Current	0
Total Assets	0
Liabilities
Derivative financial Instruments Liabilities, Current	1,332
Derivative financial Instruments Liabilities, non- Current	1,334
Total Liabilities	$ 2,666